Equity - Summary of Authorized Shares And Others (Details) ₩ / shares in Units, $ in Thousands, ₩ in Millions		Dec. 31, 2025 KRW (₩) ₩ / shares shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 KRW (₩) ₩ / shares shares
Disclosure of classes of share capital [line items]
Shares of common stock issued		742,591,501	742,591,501	751,949,461
Capital stock		₩ 3,802,676	$ 2,632,429	₩ 3,802,676
Ordinary shares
Disclosure of classes of share capital [line items]
Shares of common stock authorized		4,000,000,000	4,000,000,000	4,000,000,000
Par value | ₩ / shares		₩ 5,000		₩ 5,000
Shares of common stock issued		734,076,320	734,076,320	742,591,501
Capital stock | ₩	[1]	₩ 3,802,676		₩ 3,802,676

[1]	Due to profit cancellation, the capital stock differs from the total par value of the shares issued.